SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful debts
Balance at beginning of year	$ 14	$ 14	$ 11	$ 10
Charged to expense or other accounts	(2)	(5)	4
Write-offs and other adjustments		(5)	(1)	(1)
Balance at end of year		4	14	11
Valuation allowance for deferred tax assets
Balance at beginning of year	$ 119	119	88	89
Charged to expense or other accounts		(1)	31	(1)
Write-offs and other adjustments		(2)
Balance at end of year		$ 116	$ 119	$ 88